Expenses by nature (Details 2) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation [Abstract]
Cost of sales and services	[1]	R$ (33,421)	R$ (4,012)	R$ (1,088)
Selling expenses		(28)	(13)	(10)
Administrative expenses		(4,421)	(1,760)	(714)
Total		(37,870)	(5,785)	(1,812)
Amortization
Cost of sales and services		(97,765)	(97,856)	(54,151)
Selling expenses		0
Administrative expenses		(1,892)	(795)	(375)
Total		(99,657)	(98,651)	(54,526)
PIS and COFINS credits	[2]	9,179	9,073	4,767
Depreciation and amortization expense, net		R$ (128,348)	R$ (95,362)	R$ (51,571)

[1]	The accumulated depreciation of POS after beginning of the membership model was R$15,490.
[2]	PagSeguro Brazil has a tax benefit on PIS and COFINS that allows it to reduce depreciation and amortization expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.